Quarterly Holdings Report
for
Fidelity Flex® Funds
Fidelity Flex® Conservative Income Municipal Bond Fund
September 30, 2024
XCB-NPRT3-1124
1.9884862.106
Municipal Securities - 99.0%
	Principal Amount (a)	Value ($)
ALABAMA - 3.5%
Electric Utilities - 0.8%
Mobile AL Indl Dev Board Poll Cont Rev (Alabama Power & Light Proj.) 3.78% tender 6/1/2034 (c)	100,000	101,309
Mobile AL Indl Dev Board Poll Cont Rev (Alabama Power & Light Proj.) Series 2008, 3.65% tender 7/15/2034 (c)	700,000	699,539
Mobile AL Indl Dev Brd Rev (Alabama Power & Light Proj.) 3.95% 4/1/2031 VRDN (b)(c)	800,000	800,000
		1,600,848
Health Care - 0.2%
Health Care Auth For Bapt Hlth Ala Series 2013B, 4.57% 11/1/2042 VRDN (c)	300,000	300,000
State G.O. - 0.2%
Black Belt Energy Gas District 5.25% 12/1/2024 (Morgan Stanley Guaranteed)	60,000	60,108
Black Belt Energy Gas District 5.25% 12/1/2025 (Morgan Stanley Guaranteed)	95,000	96,879
Black Belt Energy Gas District Series 2022 E, 5% 6/1/2025 (Canadian Imperial Bank of Commerce/New York NY Guaranteed)	90,000	90,763
Black Belt Energy Gas District Series 2022 E, 5% 6/1/2026 (Canadian Imperial Bank of Commerce/New York NY Guaranteed)	125,000	128,256
Black Belt Energy Gas District Series 2023C, 5.5% 6/1/2027 (Goldman Sachs Group Inc/The Guaranteed)	80,000	84,189
		460,195
Synthetics - 2.2%
Black Belt Energy Gas Dist Ala Gas Supply Rev Participating VRDN Series 2023 XM1110, 3.45% 12/1/2053 (Liquidity Facility Royal Bank of Canada NY) (c)(d)	700,000	700,000
Black Belt Energy Gas District Participating VRDN 3.45% 2/1/2053 (Liquidity Facility Morgan Stanley Bank NA) (c)(d)	300,000	300,000
Black Belt Energy Gas District Participating VRDN 3.45% 2/1/2053 (Liquidity Facility Morgan Stanley Bank NA) (c)(d)	1,000,000	1,000,000
Southeast Energy Auth Commodity Supply Rev Ala Participating VRDN 3.45% 1/1/2053 (Liquidity Facility Morgan Stanley Bank NA) (c)(d)	1,600,000	1,600,000
Southeast Energy Auth Commodity Supply Rev Ala Participating VRDN Series 2022 XM1062, 3.45% 1/1/2053 (Liquidity Facility Morgan Stanley Bank NA) (c)(d)	500,000	500,000
		4,100,000
Water & Sewer - 0.1%
Jefferson Cnty AL Swr Rev 5% 10/1/2024	20,000	20,000
Jefferson Cnty AL Swr Rev 5% 10/1/2025	90,000	91,656
Jefferson Cnty AL Swr Rev 5% 10/1/2026	55,000	57,263
Jefferson Cnty AL Swr Rev 5% 10/1/2027	50,000	53,082
		222,001
TOTAL ALABAMA		6,683,044
ALASKA - 0.8%
General Obligations - 0.1%
Alaska St Gen. Oblig. Series 2025 A, 5% 8/1/2026 (e)	120,000	123,134
Alaska St Gen. Oblig. Series 2025 A, 5% 8/1/2028 (e)	95,000	101,324
		224,458
Transportation - 0.7%
Alaska Airport Series 2021 C, 5% 10/1/2025 (b)	1,410,000	1,436,396
TOTAL ALASKA		1,660,854
ARIZONA - 3.1%
Electric Utilities - 0.9%
Maricopa Cnty AZ Pollution Ctl (Arizona Public Service Co Proj.) 3.38% 5/1/2029 VRDN (c)	1,450,000	1,450,000
Maricopa Cnty AZ Pollution Ctl (Arizona Public Service Co Proj.) 3.38% 5/1/2029 VRDN (c)	300,000	300,000
		1,750,000
Health Care - 0.8%
Maricopa Cnty Ariz Indl Dev Auth Hosp Rev (Honorhealth Proj.) Series 2024 D, 5% 12/1/2025	360,000	368,834
Maricopa Cnty Ariz Indl Dev Auth Hosp Rev (Honorhealth Proj.) Series 2024 D, 5% 12/1/2026	455,000	477,597
Maricopa Cnty Ariz Indl Dev Auth Hosp Rev (Honorhealth Proj.) Series 2024 D, 5% 12/1/2027	365,000	391,401
Yuma AZ Indl Dev Auth Hosp Rev (Yuma Regional Medical Center Proj.) Series 2024 A, 5% 8/1/2025 (e)	300,000	304,878
		1,542,710
Industrial Development - 0.4%
Chandler AZ Indl Deve Auth Idr (Intel Corp Proj.) 5% tender 9/1/2052 (b)(c)	835,000	859,015
Synthetics - 0.9%
Arizona St Ind Dev Auth Multi Participating VRDN Series Floater 91 57, 3.47% 11/4/24 (c)(d)	200,000	200,000
Arizona St Indl Dev Auth Multi Participating VRDN Series MIZ 91 49, 3.47% 11/4/2024 (Liquidity Facility Mizuho Cap. Markets LLC) (c)(d)	500,000	500,000
Arizona St Indl Dev Auth Multi Participating VRDN Series XF 31 74, 3.47% 10/7/2024 (Liquidity Facility Mizuho Cap. Markets LLC) (c)(d)	1,000,000	1,000,000
		1,700,000
Transportation - 0.1%
Phoenix AZ Cvc Imp Crp Apr Rev Series 2023, 5% 7/1/2026 (b)	185,000	191,549
TOTAL ARIZONA		6,043,274
CALIFORNIA - 8.0%
Health Care - 0.3%
California Health Facilities Financing Authority (Providence Health Systems Proj.) Series 2016 B 2, 4% tender 10/1/2036 (c)	600,000	600,000
Resource Recovery - 1.5%
California Mun Fin Auth Solid Waste Disp Rev (Republic Services Inc Proj.) Series 2021 B, 4.15% tender 7/1/2051 (b)(c)	400,000	400,005
California Mun Fin Auth Solid Waste Disp Rev (Republic Services Inc Proj.) Series 2021A, 4% tender 7/1/2041 (b)(c)	400,000	400,000
California Mun Fin Auth Solid Waste Disp Rev (Waste Management Inc Del Proj.) Series 2017 A, 4.25% tender 12/1/2044 (b)(c)	800,000	800,740
California Pcf Solid Wst Disp (Republic Services Inc Proj.) Series 2017 A 1, 4.1% tender 11/1/2042 (b)(c)(f)	400,000	399,980
California Pcf Solid Wst Disp (Republic Services Inc Proj.) Series 2017 A 2, 4.1% tender 11/1/2042 (b)(c)(f)	600,000	599,969
California Pcf Solid Wst Disp (Republic Services Inc Proj.) Series 2023, 4.05% tender 7/1/2043 (b)(c)(f)	300,000	299,744
		2,900,438
Synthetics - 6.0%
California Community Choice Financing Authority Participating VRDN Series 2022 XF3007, 3.45% 5/1/2053 (Liquidity Facility Morgan Stanley Bank NA) (c)(d)	2,005,000	2,005,000
California Hsg Fin Agcy Ltd Obl Participating VRDN Series XF 31 27, 3.47% 10/7/2024 (Liquidity Facility Mizuho Cap. Markets LLC) (c)(d)	200,000	200,000
California Hsg. Fin. Agcy. Rev. Participating VRDN Series Floater MIZ 90 97, 3.47% 10/15/24, LOC Mizuho Cap. Markets LLC (c)(d)	200,000	200,000
California Statewide Cmntys Dev Auth Multi-family Hsg Rev Participating VRDN Series Floater MIZ 91 13, 3.47% 11/4/2024 (Liquidity Facility Mizuho Cap. Markets LLC) (c)(d)(g)	800,000	800,000
California Statewide Cmntys Dev Auth Multi-family Hsg Rev Participating VRDN Series Floater MIZ 91 62, 3.47% 11/4/24 (Liquidity Facility Mizuho Cap. Markets LLC) (c)(d)	100,000	100,000
California Stwide Cmnty Mf Rev Participating VRDN 4.6% 11/1/2033 (Liquidity Facility Mizuho Capital Markets LLC) (b)(c)(d)	2,100,000	2,100,000
California Stwide Cmnty Mf Rev Participating VRDN 4.6% 12/1/2027 (Liquidity Facility Mizuho Capital Markets LLC) (b)(c)(d)	400,000	400,000
Los Angeles Cmty Redv Agy Mfhr Participating VRDN Series 2022 MIZ9089, 4.6% 4/15/2042 (Liquidity Facility Mizuho Capital Markets LLC) (b)(c)(d)	3,805,000	3,805,001
San Francisco City & County Multi-family Hsg Rev Participating VRDN Series MIZ 91 15, 3.47% 11/4/2024 (Liquidity Facility Mizuho Cap. Markets LLC) (c)(d)(g)	2,200,000	2,200,000
		11,810,001
Transportation - 0.2%
Los Angeles CA Dept Arpts Rev 5% 5/15/2026 (b)	200,000	206,155
Los Angeles CA Dept Arpts Rev Series 2022 G, 5% 5/15/2025 (b)	65,000	65,619
Los Angeles CA Dept Arpts Rev Series 2023 A, 5% 5/15/2025 (b)	30,000	30,286
Los Angeles CA Dept Arpts Rev Series 2023 A, 5% 5/15/2026 (b)	55,000	56,692
		358,752
TOTAL CALIFORNIA		15,669,191
COLORADO - 1.3%
Health Care - 0.1%
Colorado Health Facs Auth Rev (Advent Health Proj.) Series 2014E, 5% 11/15/2024	200,000	200,114
Housing - 0.3%
Colorado Hsg & Fin Auth Multifamily Hsg Rev Series 2024, 3.5% tender 11/1/2043 (c)	400,000	403,130
Maiker Hsg Partners Colo Multifamily Hsg Rev Series 2023, 4.5% tender 5/1/2042 (c)	200,000	200,221
		603,351
Special Tax - 0.1%
Baseline Met Dist No 1 Spl Revcolo Series 2024A, 5% 12/1/2024 (Assured Guaranty Municipal Corp Insured) (e)	215,000	215,557
Synthetics - 0.6%
Denver CO City & Cnty Arpt Participating VRDN Series 2018 XM0715, 3.45% 12/1/2043 (Liquidity Facility Morgan Stanley Bank NA) (b)(c)(d)	1,100,000	1,100,000
Transportation - 0.2%
Denver CO City & Cnty Arpt Series 2018 A, 5% 12/1/2027 (b)	275,000	290,605
Denver CO City & Cnty Arpt Series 2022A, 5% 11/15/2025 (b)	165,000	168,511
		459,116
TOTAL COLORADO		2,578,138
CONNECTICUT - 1.4%
Education - 1.0%
Connecticut St Health & Edl Facs Auth Revenue (Yale University Proj.) 1.1% tender 7/1/2049 (c)	510,000	504,688
Connecticut St Health & Edl Facs Auth Revenue (Yale University Proj.) 2.8% tender 7/1/2057 (c)	1,100,000	1,101,932
Connecticut St Health & Edl Facs Auth Revenue (Yale University Proj.) Series 2010A 3, 2.95% tender 7/1/2049 (c)	260,000	261,113
		1,867,733
General Obligations - 0.4%
City of Hartford CT Gen. Oblig. Series 2015 C, 5% 7/15/2025 (Assured Guaranty Municipal Corp Insured)	105,000	106,735
Colchester CT Gen. Oblig. BAN 4.5% 10/17/2024	500,000	500,168
		606,903
TOTAL CONNECTICUT		2,474,636
DISTRICT OF COLUMBIA - 0.9%
Housing - 0.2%
District Columbia Hsg Fin Mult Series 2024, 3.65% tender 7/1/2028 (c)	340,000	345,512
Transportation - 0.7%
Metropolitan Wash DC Arpts Ath 5% 10/1/2024 (b)	400,000	400,000
Metropolitan Wash DC Arpts Ath Series 2014A, 5% 10/1/2024 (b)	110,000	110,000
Metropolitan Wash DC Arpts Ath Series 2017 A, 5% 10/1/2024 (b)	100,000	100,000
Metropolitan Wash DC Arpts Ath Series 2024A, 5% 10/1/2026 (b)	235,000	242,964
Metropolitan Wash DC Arpts Ath Series 2024A, 5% 10/1/2027 (b)	535,000	562,309
		1,415,273
TOTAL DISTRICT OF COLUMBIA		1,760,785
FLORIDA - 5.3%
Escrowed/Pre-Refunded - 0.2%
Citizens Ppty Ins Corp FL Series 2015A 1, 5% 6/1/2025 (Pre-refunded to 12/1/2024 at 100)	345,000	345,869
General Obligations - 0.0%
Jacksonville Fla Spl Rev (Jacksonville FL Proj.) 5% 10/1/2024	35,000	35,000
Jacksonville Fla Spl Rev (Jacksonville FL Proj.) 5% 10/1/2025	25,000	25,556
		60,556
Health Care - 0.8%
Lee Mem Health Sys FL Hosp Rev Series 2019 B, 3.74% 4/1/2049 VRDN (c)	1,440,000	1,440,000
Orange Cnty FL Health Facs Auth Rev (Advent Health Proj.) 5% tender 11/15/2052 (c)	190,000	198,518
		1,638,518
Housing - 1.0%
Broward Cty FL Hsg Aut Hsg Rev 3.15% tender 3/1/2028 (c)	390,000	391,714
Broward Cty FL Hsg Aut Hsg Rev Series 2023, 4.05% tender 9/1/2056 (c)	125,000	126,586
Fla Hsg Fin Corp Multifamily Mtg Rev Series 2023 C, 5% tender 12/1/2026 (c)	75,000	76,541
Florida Hsg Fin Corp Mltfmy Rv Series 2024 E, 3.8% tender 6/1/2042 (c)	185,000	187,201
Miami Dade Cnty FL Hsg Fin Auth Multifamily Hsg Rev 5% tender 10/1/2026 (c)	420,000	427,342
Miami Dade Cnty FL Hsg Fin Auth Multifamily Hsg Rev 5% tender 3/1/2027 (c)	135,000	137,157
Miami Dade Cnty FL Hsg Fin Auth Multifamily Hsg Rev Series 2023, 3.55% tender 1/1/2027 (c)	290,000	291,340
Miami Dade Cnty FL Hsg Fin Auth Multifamily Hsg Rev Series 2023, 5% tender 9/1/2026 (c)	250,000	253,994
		1,891,875
Resource Recovery - 1.7%
Miami-Dade Cnty FL Ida Sld Waste Disp Rev (Waste Management Inc Del Proj.) Series 2011, 5% tender 11/1/2041 (b)(c)	200,000	200,071
Miami-Dade Cnty FL Ida Sld Waste Disp Rev (Waste Management Inc Del Proj.) Series 2018 B, 4.5% tender 11/1/2048 (b)(c)	3,000,000	3,005,597
		3,205,668
Special Tax - 1.4%
Florida Ins Assistance Interlocal Agy Fla Ins Assmt Rev Series 2023 A2, 3.92% 9/1/2032 (Liquidity Facility Florida St) VRDN (c)	2,620,000	2,620,000
Synthetics - 0.1%
Miami Dade County Hsg Multifamily Hsg Rev Participating VRDN Series Floater MIZ 90 87, 3.47% 11/4/2024 (Liquidity Facility Mizuho Cap. Markets LLC) (c)(d)(g)	200,000	200,000
Transportation - 0.1%
Hillsborough Cnty FL Aviation (Tampa International Airport Proj.) Series 2022A, 5% 10/1/2024 (b)	200,000	200,000
Lee Cnty FL Airport 5% 10/1/2024 (b)	55,000	55,000
		255,000
TOTAL FLORIDA		10,217,486
GEORGIA - 2.4%
Electric Utilities - 0.6%
Burke Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series 2008 SECOND, 3.375% tender 11/1/2048 (c)	85,000	85,921
Burke Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series FIFTH 1994, 3.7% tender 10/1/2032 (c)	155,000	159,965
Burke Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series FIRST 2012, 2.875% tender 12/1/2049 (c)	210,000	208,382
Burke Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series FOURTH 1995, 3.8% tender 10/1/2032 (c)	200,000	203,036
Heard Cnty GA Dev Auth Poll Cont Rev (Georgia Power Co Proj.) 3.95% 12/1/2037 VRDN (b)(c)	400,000	400,000
Monroe Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series SECOND 2009, 3.75% tender 10/1/2048 (c)	170,000	172,362
		1,229,666
Health Care - 0.1%
Paulding County Hospital Authority/GA (Wellstar Health System Inc Proj.) 5% 4/1/2025	150,000	151,347
State G.O. - 1.6%
Main Street Natural Gas Inc Series 2019 B, 4% tender 8/1/2049 (Toronto-Dominion Bank/The Guaranteed) (c)	265,000	265,052
Main Street Natural Gas Inc Series 2022A, 4% 12/1/2025 (Citigroup Inc Guaranteed)	70,000	70,497
Main Street Natural Gas Inc Series 2022B, 5% 6/1/2026 (Citigroup Inc Guaranteed)	1,900,000	1,954,790
Main Street Natural Gas Inc Series 2023B, 5% 3/1/2025 (Royal Bank of Canada Guaranteed)	390,000	391,577
Main Street Natural Gas Inc Series 2023D, 5% 12/1/2026 (Citigroup Inc Guaranteed)	75,000	77,929
Main Street Natural Gas Inc Series 2024B, 5% 3/1/2026 (Royal Bank of Canada Guaranteed)	350,000	357,044
		3,116,889
Synthetics - 0.1%
Buford Hsg Auth Multifamily Participating VRDN Series XF 31 18, 3.47% 10/7/2024 (Liquidity Facility Mizuho Cap. Markets LLC) (c)(d)	200,000	200,000
Transportation - 0.0%
Atlanta GA Arpt Rev Series 2020 B, 5% 7/1/2025 (b)	75,000	75,954
TOTAL GEORGIA		4,773,856
GUAM - 0.1%
Electric Utilities - 0.1%
Guam Power Auth. 5% 10/1/2024	70,000	70,000
Guam Power Auth. 5% 10/1/2025	85,000	86,483
		156,483
TOTAL GUAM		156,483
HAWAII - 0.3%
Housing - 0.2%
Honolulu HI City & Cnty Mfr Series 2023, 5% tender 6/1/2027 (c)	370,000	382,151
Synthetics - 0.1%
Hawaii St Arpts Sys Rev Participating VRDN 3.45% 7/1/2048 (Liquidity Facility Morgan Stanley Bank NA) (b)(c)(d)	200,000	200,000
TOTAL HAWAII		582,151
ILLINOIS - 3.8%
General Obligations - 2.6%
Cook Cnty IL Gen. Oblig. Series 2022 A, 5% 11/15/2024	350,000	350,544
Cook Cnty IL Gen. Oblig. Series 2022 A, 5% 11/15/2025	255,000	260,723
Illinois St Gen. Oblig. 5% 3/1/2025	865,000	871,528
Illinois St Gen. Oblig. 5% 3/1/2026	340,000	350,143
Illinois St Gen. Oblig. Series 2017D, 5% 11/1/2024	1,700,000	1,702,237
Illinois St Gen. Oblig. Series 2017D, 5% 11/1/2026	85,000	88,850
Illinois St Gen. Oblig. Series MAY 2023 C, 5% 5/1/2025	1,090,000	1,101,524
Illinois St Gen. Oblig. Series MAY 2024 B, 5% 5/1/2027	125,000	131,939
Illinois St Gen. Oblig. Series MAY 2024 B, 5% 5/1/2028	85,000	91,354
		4,948,842
Health Care - 0.1%
Illinois Fin Auth Rev (Rush University Medical Center Proj.) Series SER A, 5% 11/15/2024	100,000	100,142
Housing - 0.2%
Illinois Hsg Dev Auth Multifamily Hsg Rev 5% tender 2/1/2027 (c)	90,000	92,300
Illinois Hsg Dev Auth Multifamily Hsg Rev Series 2023, 4% tender 6/1/2026 (c)	195,000	195,707
Illinois Hsg Dev Auth Multifamily Hsg Rev Series 2023, 5% tender 2/1/2027 (c)	100,000	102,490
		390,497
Resource Recovery - 0.4%
Illinois Dev Fin Auth Solid Waste Disp Rev (Waste Management Inc Del Proj.) 5% tender 11/1/2044 (b)(c)	800,000	800,285
Synthetics - 0.4%
Chicago IL O'Hare Intl Arpt Rev Participating VRDN Series 2022 XM1038, 3.33% 1/1/2045 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(d)	100,000	100,000
Illinois Fin. Auth. Lease Rev. Participating VRDN Series Floater MIZ 91 67, 3.47% 11/12/24 (Liquidity Facility Mizuho Cap. Markets LLC) (c)(d)	700,000	700,000
		800,000
Transportation - 0.1%
Chicago IL O'Hare Intl Arpt Rev Series 2022A, 5% 1/1/2025 (b)	270,000	270,909
TOTAL ILLINOIS		7,310,675
INDIANA - 2.8%
General Obligations - 0.9%
Westfield Washington Ind Multi BAN (Westfield-Wash Ind Schs Proj.) Series 2024 A, 5% 12/15/2024	1,800,000	1,804,516
Industrial Development - 0.2%
Whiting Ind Environmental Facs (Bp Products North America Inc Proj.) Series 2019A, 5% tender 12/1/2044 (BP PLC Guaranteed) (b)(c)	370,000	378,832
Resource Recovery - 0.5%
Indiana St Fin Auth Economic Dev Rev (Republic Services Inc Proj.) Series 2012, 3.95% tender 5/1/2028 (b)(c)	900,000	900,000
Synthetics - 1.0%
Indiana Fin Auth Exempt Fac Rev Series 2024 MS0022, 3.65% tender 3/1/2054 (Liquidity Facility Morgan Stanley Bank NA) (b)(c)(g)	2,000,000	2,000,000
Transportation - 0.2%
Indianapolis Local Public Improvement Bond Bank (Indianapolis IN Arpt Auth Rev Proj.) Series 2023I 2, 5% 1/1/2025 (b)	105,000	105,298
Indianapolis Local Public Improvement Bond Bank (Indianapolis IN Arpt Auth Rev Proj.) Series 2023I 2, 5% 1/1/2026 (b)	65,000	66,441
Indianapolis Local Public Improvement Bond Bank (Indianapolis IN Arpt Auth Rev Proj.) Series 2023I 2, 5% 1/1/2027 (b)	130,000	135,173
		306,912
TOTAL INDIANA		5,390,260
IOWA - 0.8%
Electric Utilities - 0.8%
Iowa Fin Auth Sld Disp Wst Rev (Midamerican Energy Co Proj.) 3.33% 7/1/2038 VRDN (b)(c)	800,000	800,000
Louisa Cnty Iowa Pcr (Midamerican Energy Co Proj.) 3.5% 10/1/2024 VRDN (c)	700,000	700,000
		1,500,000
TOTAL IOWA		1,500,000
KENTUCKY - 1.3%
Education - 0.2%
Kentucky Higher Ed Student Ln Corp Student Ln Rev (Federal Family Education Loan Program Proj.) Series 2023 1A 1, 3.31% 6/1/2043, LOC Bank of America NA VRDN (b)(c)	400,000	400,000
Electric Utilities - 0.4%
Trimble Cnty KY Environmental Facs Rev (Kentucky Utilities Co Proj.) 4.7% tender 6/1/2054 (b)(c)	800,000	808,200
Industrial Development - 0.6%
Meade Cnty KY Indl Bldg Rev (Nucor Corp Proj.) Series 2020 A 1, 4.55% 7/1/2060 VRDN (b)(c)	1,100,000	1,100,000
State G.O. - 0.1%
Kentucky Inc KY Pub Energy Auth Gas Supply Rev 4% tender 12/1/2049 (Morgan Stanley Guaranteed) (c)	150,000	150,543
TOTAL KENTUCKY		2,458,743
LOUISIANA - 4.6%
Housing - 0.2%
Louisiana Housing Corp Series 2024B, 3.75% tender 2/1/2028 (c)	370,000	376,768
Industrial Development - 4.4%
St James Parish LA Rev (Nucor Corp Proj.) 3.38% 11/1/2040 VRDN (c)	8,395,000	8,395,000
TOTAL LOUISIANA		8,771,768
MARYLAND - 1.1%
Health Care - 0.1%
Maryland Health & Higher Educational Facilities Authority (Univ Of Maryland Med Sys, Md Proj.) Series 2020 B 1, 5% tender 7/1/2045 (c)	185,000	185,756
Housing - 0.3%
Maryland Community Development Administration (MD Mhsg Rev 1997 Proj.) Series 2023 D, 3.5% 1/1/2026	495,000	496,082
Special Tax - 0.0%
Maryland St Dept Transn Cons Series 2022 A, 5% 12/1/2024	25,000	25,061
Synthetics - 0.7%
Baltimore County Gen. Oblig Participating VRDN Series 2022 032, 3.5% 11/12/2024 (Liquidity Facility Barclays Bank PLC) (c)(d)	200,000	200,000
Integrace Obligated Group Participating VRDN Series 2022 024, 3.5% 11/12/2024 (Liquidity Facility Barclays Bank PLC) (c)(d)	400,000	400,000
Maryland St Econ Dev Corp Participating VRDN Series XF 32 22, 3.47% 10/7/24 (Liquidity Facility Mizuho Cap. Markets LLC) (c)(d)	300,000	300,000
Riderwood Vlg, Inc Participating VRDN Series 2022 029, 3.5% 11/12/2024 (Liquidity Facility Barclays Bank PLC) (c)(d)	400,000	400,000
		1,300,000
TOTAL MARYLAND		2,006,899
MASSACHUSETTS - 0.6%
Education - 0.4%
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue I Proj.) Series 2014 I, 5% 1/1/2025 (b)	510,000	511,609
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue K Proj.) Series 2017 A, 5% 7/1/2025 (b)	80,000	81,152
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue L Proj.) Series 2018 B, 5% 7/1/2025 (b)	110,000	111,585
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue M Proj.) Series 2022B, 5% 7/1/2025 (b)	65,000	65,936
		770,282
Special Tax - 0.2%
Massachusetts St Sch Bldg Auth Dedicated Sales Tax Rev Series 2015C, 5% 8/15/2027	300,000	306,324
TOTAL MASSACHUSETTS		1,076,606
MICHIGAN - 1.9%
Education - 0.3%
Wayne St Univ MI Univ Revs Series 2024A, 5% 11/15/2026 (Build America Mutual Assurance Co Insured)	500,000	526,152
Electric Utilities - 0.4%
Michigan St Strategic Fd Ltd Oblig Rev (Consumers Energy Co Proj.) Series 2019, 3.35% tender 10/1/2049 (b)(c)(e)	730,000	729,821
General Obligations - 1.0%
Detroit MI Gen. Oblig. Series 2024, 5% 5/1/2025	175,000	176,423
Detroit MI Gen. Oblig. Series 2024, 5% 5/1/2026	160,000	164,597
Detroit MI Gen. Oblig. Series 2024, 5% 5/1/2027	165,000	173,369
Detroit MI Gen. Oblig. Series 2024, 5% 5/1/2028	90,000	96,263
Lapeer MI Cmnty Schs Series 2016, 5% 5/1/2025 (State of Michigan Guaranteed)	125,000	126,436
Utica MI Cmnty Schs Series 2024, 5% 5/1/2025 (State of Michigan Guaranteed)	1,195,000	1,209,697
		1,946,785
Health Care - 0.2%
Michigan Fin Auth Rev (Corewell Health Proj.) 5% 4/15/2025	160,000	161,651
Michigan Fin Auth Rev (Corewell Health Proj.) 5% 4/15/2026	265,000	274,450
		436,101
Housing - 0.0%
Michigan Hsg Dev Auth Rent Hsg Rev (MI Single Family Mortgage Proj.) 2.5% 6/1/2025	70,000	69,282
Special Tax - 0.0%
Michigan Fin Auth Rev (Detroit Regional Convention Facility Authority Proj.) Series 2014H 1, 5% 10/1/2024	45,000	45,000
Transportation - 0.0%
Wayne Cnty Mich Arpt Auth Rev Series F, 5% 12/1/2026 (b)	55,000	56,139
TOTAL MICHIGAN		3,809,280
MINNESOTA - 0.4%
Synthetics - 0.4%
Saint Paul Hsg. & Redev. Auth. Rev. Participating VRDN Series Floater MIZ 91 45, 3.47% 11/12/24 (Liquidity Facility Mizuho Cap. Markets LLC) (c)(d)	700,000	700,000
MISSISSIPPI - 0.3%
Electric Utilities - 0.2%
Mississippi Business Fin Corp Miss Solid Waste Disp Fac & Wastewater Fac Rev (Mississippi Power Co Proj.) 4.15% 11/1/2052 VRDN (b)(c)	320,000	320,000
Industrial Development - 0.1%
Mississippi Bus Fin Corp Rev (Mississippi Power Co Proj.) Series 1999, 3.95% 12/1/2027 VRDN (b)(c)	100,000	100,000
TOTAL MISSISSIPPI		420,000
MISSOURI - 0.3%
Housing - 0.1%
Kansas City MO Planned Indl Expansion Auth Multifamily Hsg Rev Series 2023, 5% tender 7/1/2045 (c)	150,000	156,638
Synthetics - 0.2%
Kansas City MO Indl Dev Auth Arpt Spl Oblig Participating VRDN 4.5% 3/1/2057 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(d)	100,000	100,000
St Louis County Ind. Dev. Auth. Multi Fam Hsg. Rev. Participating VRDN Series Floater MIZ 91 53, 3.47% 11/12/24 (Liquidity Facility Mizuho Cap. Markets LLC) (c)(d)	200,000	200,000
		300,000
TOTAL MISSOURI		456,638
NEBRASKA - 0.5%
State G.O. - 0.2%
Central Plains Energy Proj NE Gas Proj Rev Series 2019, 2.5% tender 12/1/2049 (Royal Bank of Canada Guaranteed) (c)	435,000	429,550
Transportation - 0.3%
Lincoln Neb Arpt Auth Series 2021, 5% 7/1/2025 (b)	550,000	555,952
TOTAL NEBRASKA		985,502
NEVADA - 0.6%
General Obligations - 0.5%
Clark Cnty NV School Dist Series 2017 A, 5% 6/15/2025	545,000	552,517
Clark Cnty NV School Dist Series 2021 C, 5% 6/15/2025	320,000	324,413
		876,930
Resource Recovery - 0.1%
Nevada Dpt Bus & Ind Solid Waste Disp Rev (Republic Services Inc Proj.) Series 2001, 4.15% tender 12/1/2026 (b)(c)(f)	200,000	200,115
TOTAL NEVADA		1,077,045
NEW HAMPSHIRE - 1.2%
Housing - 0.2%
New Hampshire St Hsg Fin Auth Multi-Family Hsg (NH Mhsg Rev 2017 Proj.) 3.8% 7/1/2026	170,000	172,285
New Hampshire St Hsg Fin Auth Multi-Family Hsg (NH Mhsg Rev 2017 Proj.) Series 2023 4, 3.625% 4/1/2026	35,000	35,406
New Hampshire St Hsg Fin Auth Multi-Family Hsg (NH Mhsg Rev 2017 Proj.) Series 2023 4, 3.7% 1/1/2027	115,000	116,743
		324,434
Resource Recovery - 0.7%
National Fin Auth NH Solid Waste Disp Rev (Waste Management Inc Del Proj.) Series 2019 A 2, 4.25% tender 7/1/2027 (b)(c)	1,400,000	1,408,320
Synthetics - 0.3%
Nat Fin Auth NH Specialty Bonds Series MS 00 23, 3.45%, tender 11/7/24 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (c)(g)	600,000	600,000
TOTAL NEW HAMPSHIRE		2,332,754
NEW JERSEY - 5.9%
Education - 0.7%
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2010-1 Proj.) 5% 12/1/2024 (b)	350,000	350,821
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2012 Proj.) Series 1A, 5% 12/1/2024 (b)	170,000	170,384
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2019 Proj.) 5% 12/1/2025 (b)	250,000	254,851
Higher Ed Student Assistance Auth NJ Student Ln Rev Series 2024 A, 5% 12/1/2027 (b)	150,000	157,766
Higher Ed Student Assistance Auth NJ Student Ln Rev Series 2024 B, 5% 12/1/2027 (b)	415,000	436,488
		1,370,310
General Obligations - 4.6%
Clifton NJ Gen. Oblig. BAN Series 2023B, 5% 11/26/2024	1,000,000	1,002,228
Hazlet Twp NJ Gen. Oblig. BAN Series 2023A, 5% 11/8/2024	500,000	500,718
Lacey Twp NJ Gen. Oblig. BAN Series 2024A, 4.5% 5/7/2025	600,000	604,104
Manasquan NJ Gen. Oblig. BAN 5% 10/3/2024	300,000	300,023
Manchester Twp NJ Gen. Oblig. BAN Series 2024, 4.5% 5/8/2025	300,000	301,921
New Jersey Econom Dev Auth Rev (New Jersey St Proj.) 5% 11/1/2024	185,000	185,226
New Jersey Econom Dev Auth Rev (New Jersey St Proj.) Series 2019 GGG, 5.25% 9/1/2026 (f)	180,000	188,959
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) Series 2023 RRR, 5% 3/1/2025	465,000	468,522
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) Series 2023 RRR, 5% 3/1/2026	360,000	371,664
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) Series 2024 SSS, 5% 6/15/2026	240,000	249,585
New Jersey Trans Trust Fund Auth 0% 12/15/2025	155,000	149,379
New Jersey Trans Trust Fund Auth 5% 6/15/2025	100,000	100,133
New Jersey Trans Trust Fund Auth 5.75% 6/15/2025	100,000	101,960
New Jersey Trans Trust Fund Auth Series 2006C, 0% 12/15/2024	260,000	258,145
Newark NJ Gen. Oblig. BAN Series 2024 C, 4.25% 9/25/2025	1,300,000	1,311,792
Newark NJ Gen. Oblig. BAN Series 2024B, 5% 5/13/2025	800,000	806,643
NJ Hlth Care Facs Fing Auth Dept Human Svcs Lease (New Jersey St Proj.) Series 2024, 5% 9/15/2026	80,000	83,604
NJ Hlth Care Facs Fing Auth Dept Human Svcs Lease (New Jersey St Proj.) Series 2024, 5% 9/15/2027	75,000	79,926
Pennsauken Township NJ Gen. Oblig. BAN Series 2024 A, 4.5% 5/28/2025	800,000	805,427
Ridgewood NJ Ban Gen. Oblig. BAN Series 2023 B, 5% 10/11/2024	700,000	700,245
		8,570,204
Housing - 0.3%
Camden Cnty NJ Impt Auth Multifamily Rev Series 2024, 5% tender 3/1/2027 (c)	550,000	565,088
Water & Sewer - 0.3%
Jersey City Municipal Utilities Authority BAN Series 2024 B, 5% 5/1/2025	600,000	604,909
TOTAL NEW JERSEY		11,110,511
NEW MEXICO - 0.3%
State G.O. - 0.2%
New Mexico Mun Energy Acquisition Auth Gas Supply Rev Series 2019 A, 5% tender 11/1/2039 (Royal Bank of Canada Guaranteed) (c)	305,000	307,899
Synthetics - 0.1%
New Mexico St Hosp Equip Loan Co Participating VRDN Series 2022 034, 3.5% 11/12/2024 (Liquidity Facility Barclays Bank PLC) (c)(d)	195,000	195,000
TOTAL NEW MEXICO		502,899
NEW YORK - 8.7%
General Obligations - 2.4%
City of Long Beach NY Gen. Oblig. BAN Series 2024B, 4% 9/26/2025	1,000,000	1,005,567
City of New York NY Gen. Oblig. Series A, 5% 8/1/2027	3,665,000	3,727,072
		4,732,639
Health Care - 0.2%
Genesee County Funding Corp/The (Rochester General Hospital,Ny Proj.) 5% 12/1/2024	175,000	175,207
Genesee County Funding Corp/The (Rochester General Hospital,Ny Proj.) 5% 12/1/2025	175,000	177,833
		353,040
Housing - 0.5%
Monroe Cnty NY Indl Dev Agy Multi-Family Hsg Rev 5% tender 7/1/2028 (c)	90,000	94,834
New York St Hsg Fin Agy Series 2023 E 2, 3.8% tender 11/1/2063 (c)	115,000	115,736
New York St Hsg Fin Agy Series 2024 A, 3.375% tender 11/1/2063 (c)	925,000	930,195
		1,140,765
Special Tax - 0.3%
New York NY City Ida Rev (Queens Ballpark Company LLC Proj.) Series 2021A, 5% 1/1/2026 (Assured Guaranty Municipal Corp Insured)	35,000	35,952
NY Payroll Mobility Tax Series 2024 B SUB B3, 5% tender 11/15/2043 (c)	500,000	512,455
		548,407
Synthetics - 3.1%
Liberty NY Dev Corp Rev Participating VRDN 3.5% 10/1/2035 (Liquidity Facility Morgan Stanley Bank NA) (c)(d)	300,000	300,000
Metropolitan Transn Auth NY Rv Participating VRDN 3.47% 11/15/2043 (Liquidity Facility JP Morgan Chase Bank NA) (c)(d)	2,300,000	2,300,001
Metropolitan Transn Auth NY Rv Participating VRDN Series 2022 XF1321, 3.47% 11/15/2055 (Liquidity Facility JP Morgan Chase Bank NA) (c)(d)	225,000	225,000
New York St Hsg Fin Agy Participating VRDN Series 2022 003, 3.5% 11/1/2041 (Liquidity Facility Barclays Bank PLC) (c)(d)	400,000	400,000
New York St Hsg Fin Agy Participating VRDN Series 2022 007, 3.6% 11/1/2041 (Liquidity Facility Barclays Bank PLC) (b)(c)(d)	2,600,000	2,600,000
		5,825,001
Tobacco Bonds - 0.1%
Tobacco Settlement Asset Securitization Corp NY Rev Series A, 5% 6/1/2025	205,000	207,192
Transportation - 2.1%
Metropolitan Transn Auth NY Rv Series 2019 A 1, 5% tender 11/15/2048 (c)	800,000	800,890
New York Transportation Development Corp (Jfk International Air Terminal Proj.) 5% 12/1/2024 (b)	625,000	626,014
New York Transportation Development Corp (Jfk International Air Terminal Proj.) 5% 12/1/2025 (b)	45,000	45,873
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2026 (b)	330,000	342,857
Port Auth NY & NJ 5% 9/15/2025 (b)	145,000	147,418
Port Auth NY & NJ Series 186, 5% 10/15/2026 (b)	340,000	340,445
Port Auth NY & NJ Series 193, 5% 10/15/2025 (b)	265,000	269,902
Port Auth NY & NJ Series 242, 5% 12/1/2024 (b)	85,000	85,157
Port Auth NY & NJ Series 242, 5% 12/1/2025 (b)	275,000	280,793
Port Auth NY & NJ Series 242, 5% 12/1/2026 (b)	565,000	588,111
Triborough Brdg & Tunl NY Revs 5% 11/15/2024	630,000	631,176
		4,158,636
TOTAL NEW YORK		16,965,680
NORTH CAROLINA - 1.5%
Health Care - 0.2%
Atrium Health Series 2018C, 3.45% tender 1/15/2048 (c)	335,000	336,631
Atrium Health Series 2021 B, 5% tender 1/15/2050 (c)	115,000	115,219
		451,850
Housing - 1.0%
North Carolina Housing Finance Agency (NC Homeownership Proj.) Series 55 C, 3.2% tender 7/1/2056 (c)(e)	2,000,000	1,998,996
Transportation - 0.3%
Charlotte NC Arpt Rev Series 2023B, 5% 7/1/2027 (b)	550,000	577,043
TOTAL NORTH CAROLINA		3,027,889
OHIO - 2.3%
Education - 0.0%
Ohio St Higher Edl Fac Commn (Case Western Reserve Univ, Oh Proj.) 1.625% tender 12/1/2034 (c)	70,000	67,365
Electric Utilities - 1.0%
American Mun Pwr Rev Series 2023A, 5% 2/15/2025	55,000	55,399
American Mun Pwr Rev Series 2023A, 5% 2/15/2026	300,000	309,692
American Mun Pwr Rev Series 2023A, 5% 2/15/2027	475,000	502,479
Ohio St Air Quality Dev Auth (American Electric Power Co Inc Proj.) Series 2014C, 3.7% 12/1/2027 (b)(e)	525,000	526,782
Ohio St Air Quality Dev Auth (American Electric Power Co Inc Proj.) Series 2014D, 3.2% 5/1/2026 (e)	480,000	479,964
		1,874,316
Health Care - 0.9%
Ohio St Higher Edl Fac Commn Healthcare Rev (Ashtabula County Med Ctr, OH Proj.) 5% 1/1/2025	200,000	200,244
Ohio St Hosp Rev (University Hosp Hlth Sys, Oh Proj.) Series 2013 B, 3.68% 1/15/2033 VRDN (c)	500,000	500,000
Ohio St Hosp Rev (University Hosp Hlth Sys, Oh Proj.) Series 2015B, 3.68% 1/15/2045 VRDN (c)	900,000	900,000
Ohio St Hsg Fin Agy Res Mtg Rev (Cleveland Clinic Foundation/The Proj.) Series 2017A, 5% 1/1/2025	215,000	215,978
		1,816,222
Housing - 0.1%
Columbus-Franklin Cnty Ohio Fin Auth Multifamily Hsg Rev Series 2023, 5% tender 7/1/2045 (c)	130,000	135,212
Transportation - 0.1%
Ohio St Tpk Commn Tpk Rev 5% 2/15/2025	105,000	105,728
Water & Sewer - 0.2%
Hamilton Cnty OH Swr Sys Rev Series 2024 B, 5% 12/1/2024	210,000	210,570
Hamilton Cnty OH Swr Sys Rev Series 2024 B, 5% 12/1/2025	95,000	97,568
Hamilton Cnty OH Swr Sys Rev Series 2024 B, 5% 12/1/2026	95,000	100,246
Hamilton Cnty OH Swr Sys Rev Series 2024 B, 5% 12/1/2027	60,000	64,770
		473,154
TOTAL OHIO		4,471,997
OKLAHOMA - 1.2%
General Obligations - 0.9%
Oklahoma Cnty Indep Sch Dist 89 Oklahoma City 3% 7/1/2026	700,000	704,223
Oklahoma St Inds Auth Edl Facs Lease Rev (Oklahoma Cnty Indep Sch Dist 89 Oklahoma City Proj.) Series 2024, 5% 4/1/2025	500,000	504,850
Oklahoma St Inds Auth Edl Facs Lease Rev (Oklahoma Cnty Indep Sch Dist 89 Oklahoma City Proj.) Series 2024, 5% 4/1/2026	525,000	542,520
		1,751,593
Health Care - 0.3%
OK Dev Fin Auth Health Sys Rev (Integris Baptist Medical Ctr Proj.) Series 2020B, 3.79% 8/15/2031 VRDN (c)	625,000	625,000
Synthetics - 0.0%
Steele Duncan Plaza LLC Participating VRDN Series MIZ 91 03, 3.47% 11/4/2024 (Liquidity Facility Mizuho Cap. Markets LLC) (c)(d)(g)	114,268	114,268
TOTAL OKLAHOMA		2,490,861
OREGON - 0.2%
Transportation - 0.2%
Port of Portland Arpt Rev 5% 7/1/2025 (b)	295,000	298,358
PENNSYLVANIA - 8.4%
General Obligations - 1.5%
Pennsylvania St 5% 9/1/2026	780,000	817,123
Pennsylvania St 5% 9/1/2027	1,820,000	1,955,829
Pennsylvania St Series 2019, 5% 7/15/2026	200,000	208,929
		2,981,881
Health Care - 1.9%
Geisinger Auth PA Hlth Sys Rev (Kaiser Permanente Hlth System Proj.) Series 2020 B, 5% tender 4/1/2043 (c)	410,000	426,544
Monroeville PA Fin Auth UPMC Rev (UPMC Proj.) 5% 5/15/2025	195,000	197,328
Montgomery Cnty PA Higher Ed & Health Auth Rev (Thomas Jefferson Univ-Abiington Proj.) Series 2018 D, 3.95% 9/1/2050 VRDN (c)	800,000	800,000
Pennsylvania Econ Dev Fing Auth UPMC Rev (UPMC Proj.) 5% 5/15/2025	275,000	278,283
Pennsylvania Econ Dev Fing Auth UPMC Rev (UPMC Proj.) Series 2023 A 2, 5% 5/15/2026	500,000	518,527
Philadelphia PA Auth For Indl Dev Revs (Thomas Jefferson Univ-Abiington Proj.) Series 2017 B, 3.95% 9/1/2050 VRDN (c)	1,450,000	1,450,000
		3,670,682
Housing - 0.0%
Pennsylvania Hsg Fin Agy Single Family Mtg Rev 5% 4/1/2025 (b)	15,000	15,080
Resource Recovery - 5.0%
Pennsylvania Econ Dev Sld Wst (Republic Services Inc Proj.) Series 2010 B, 3.6% tender 12/1/2030 (c)	500,000	500,000
Pennsylvania Econ Dev Sld Wst (Republic Services Inc Proj.) Series 2014, 3.95% tender 6/1/2044 (b)(c)	3,700,000	3,700,008
Pennsylvania Econ Dev Sld Wst (Republic Services Inc Proj.) Series 2019 A, 4.1% tender 4/1/2034 (b)(c)	400,000	399,980
Pennsylvania Econ Dev Sld Wst (Republic Services Inc Proj.) Series 2019 B 2, 4.15% tender 4/1/2049 (b)(c)	400,000	400,005
Pennsylvania Econ Dev Sld Wst (Republic Services Inc Proj.) Series 2019 B, 4.1% tender 4/1/2049 (b)(c)	500,000	499,974
Pennsylvania Econ Dev Sld Wst (Waste Management Inc Del Proj.) 4.25% tender 7/1/2041 (b)(c)	600,000	605,389
Pennsylvania Econ Dev Sld Wst (Waste Management Inc Del Proj.) Series 2021A 2, 4.6% tender 10/1/2046 (b)(c)	2,000,000	2,021,756
Pennsylvania Econ Dev Sld Wst (Waste Management Inc Del Proj.) Series A, 4.25% tender 8/1/2037 (b)(c)	1,600,000	1,601,552
		9,728,664
TOTAL PENNSYLVANIA		16,396,307
RHODE ISLAND - 0.5%
Education - 0.5%
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Providence College Proj.) Series 2012B, 5% 11/1/2024	115,000	115,118
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Providence College Proj.) Series 2023, 5% 11/1/2025	500,000	510,763
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Providence College Proj.) Series 2023, 5% 11/1/2026	350,000	366,791
		992,672
TOTAL RHODE ISLAND		992,672
SOUTH CAROLINA - 0.3%
Electric Utilities - 0.3%
South Carolina St Svc Auth Rev Series 2022 A, 5% 12/1/2024	315,000	315,612
South Carolina St Svc Auth Rev Series 2022 A, 5% 12/1/2025	350,000	357,616
		673,228
TOTAL SOUTH CAROLINA		673,228
SOUTH DAKOTA - 0.2%
Housing - 0.2%
South Dakota Housing Development Authority (Sd Mortgage Proj.) Series 2023J, 3.875% tender 11/1/2055 (c)	450,000	449,990
TENNESSEE - 1.1%
Health Care - 0.4%
Chatanooga TN Health Ed & Hsg Fac Brd Rev (Commonspirit Health Proj.) 3.5% 5/1/2039 VRDN (c)	700,000	700,000
Housing - 0.2%
Knoxville Cnty Tenn Health Edl& Hsg Fac Brd Multifamily Hsgrev Series 2024, 3.1% tender 9/1/2029 (c)	335,000	336,238
State G.O. - 0.4%
Tennergy Corp Tenn Gas Revenue 5% tender 2/1/2050 (Royal Bank of Canada Guaranteed) (c)	715,000	715,000
Synthetics - 0.1%
Metropolitan Govt Nashville & Davidson County Health & Edl Facs Board Participating VRDN Series Floater MIZ 91 63, 3.47% 11/4/24 (c)(d)	200,000	200,000
Transportation - 0.0%
Memphis-Shelby Cnty TN Arpt Auth Series 2021C, 1.875% 7/1/2025 (b)	80,000	78,479
TOTAL TENNESSEE		2,029,717
TEXAS - 14.3%
Education - 0.5%
Texas A&M Univ Revs Series 2016 E, 4% 5/15/2027	1,000,000	1,022,164
Electric Utilities - 0.3%
San Antonio TX Elec & Gas Rev 5% 2/1/2026	50,000	51,530
San Antonio TX Elec & Gas Rev SIFMA Municipal Swap Index + 0.87%, 4.02% tender 2/1/2048 (c)(h)	455,000	454,466
		505,996
General Obligations - 3.8%
Boerne TX Isd Series 2023, 3.125% tender 2/1/2053 (Permanent Sch Fund of Texas Guaranteed) (c)	800,000	802,771
Boerne TX Isd Series 2024, 4% tender 2/1/2054 (Permanent Sch Fund of Texas Guaranteed) (c)	175,000	181,498
Dallas TX Gen. Oblig. Series 2023A, 5% 2/15/2025	610,000	614,023
Dallas TX Gen. Oblig. Series 2024A, 5% 2/15/2025	1,000,000	1,006,596
Dallas TX Gen. Oblig. Series 2024A, 5% 2/15/2026	1,000,000	1,033,418
Dallas TX Gen. Oblig. Series 2024A, 5% 2/15/2027	1,000,000	1,056,662
Houston TX Indpt Sch Dist Series 2014A 2, 3.5% tender 6/1/2039 (Permanent Sch Fund of Texas Guaranteed) (c)	585,000	585,788
Houston TX Indpt Sch Dist Series 2023C, 4% tender 6/1/2039 (Permanent Sch Fund of Texas Guaranteed) (c)	435,000	437,006
North East Indpt Sch Dist TX Series 2024, 3.75% tender 8/1/2049 (Permanent Sch Fund of Texas Guaranteed) (c)	235,000	239,908
Northside TX Indpt Sch Dist Series 2023 B, 3% tender 8/1/2053 (Permanent Sch Fund of Texas Guaranteed) (c)	630,000	629,963
Northside TX Indpt Sch Dist Series 2024B, 3.45% tender 8/1/2054 (Permanent Sch Fund of Texas Guaranteed) (c)	640,000	649,916
Prosper Tex Indpt Sch Dist Series 2019 B, 4% tender 2/15/2050 (Permanent Sch Fund of Texas Guaranteed) (c)	110,000	111,841
		7,349,390
Health Care - 0.2%
Harris Cnty TX Cultural Ed Facs Fin Corp Rev (Texas Medical Center,Tx Proj.) 0.9% tender 5/15/2050 (c)	155,000	151,994
Tarrant Cnty TX Cultural Ed Facs Fin Corp Hosp Rev (Baylor Scott & White Health Proj.) 5% tender 11/15/2052 (c)	225,000	231,365
		383,359
Housing - 1.2%
Capital Area Hsg Fin Corp Tex Multi Family Hsg Rev Series 2021, 3.48% tender 8/1/2039 (c)	300,000	300,266
Capital Area Hsg Fin Corp Tex Multi Family Hsg Rev Series 2024, 3.125% tender 9/1/2029 (c)	385,000	386,797
Dallas Tex Hsg Fin Corp Multi Family Hsg Rev Series 2023, 5% tender 9/1/2026 (c)	190,000	193,454
Houston Tex Fin Corp Multifamilty Hsg Rev 5% tender 8/1/2041 (c)	110,000	112,973
Houston Tex Fin Corp Multifamilty Hsg Rev Series 2024, 3.65% tender 2/1/2048 (c)	445,000	452,844
San Antonio Tex Hsg Tr Pub Fac Multifamily Hsg Rev Series 2024, 3.45% tender 7/1/2029 (c)	510,000	516,798
Texas St Affordable Hsg Corp Multifamily Hsg Rev Series 2023, 3.625% tender 1/1/2045 (c)	130,000	131,768
Travis Cnty Tex Hsg Fin Corp Multifamily Hsg Series 2023, 3.75% tender 8/1/2026 (c)	30,000	30,113
		2,125,013
Industrial Development - 4.6%
Port Arthur TX Nav Dist Env Fac Rev (Motiva Enterprises Llc Proj.) 3.43% 11/1/2040 VRDN (c)	400,000	400,000
Port Arthur TX Nav Dist Env Fac Rev (Motiva Enterprises Llc Proj.) 3.5% 11/1/2040 VRDN (c)	2,950,000	2,950,000
Port Arthur TX Nav Dist Env Fac Rev (Motiva Enterprises Llc Proj.) 3.53% 12/1/2027 VRDN (b)(c)	5,600,000	5,600,001
		8,950,001
Resource Recovery - 1.8%
Mission TX Economic Dev Corp Solid Waste Disp Rev (Republic Services Inc Proj.) Series 2012, 4.25% tender 1/1/2026 (b)(c)	1,900,000	1,899,460
Mission TX Economic Dev Corp Solid Waste Disp Rev (Waste Management Inc Del Proj.) Series 2020 B, 4% tender 7/1/2040 (b)(c)	1,200,000	1,199,376
Mission TX Economic Dev Corp Solid Waste Disp Rev (Waste Management Inc Del Proj.) Series 2023A, 4.25% tender 6/1/2048 (b)(c)	300,000	301,844
		3,400,680
State G.O. - 0.1%
Texas Mun Gas Acquisition & Supply Corp IV Gas Supply Rev Series 2023B, 5.25% 1/1/2027 (BP PLC Guaranteed)	230,000	238,889
Synthetics - 0.9%
Brazos County Tex Hsg Fin Corp Participating VRDN Series XF 31 29, 3.47% 10/7/2024 (Liquidity Facility Mizuho Cap. Markets LLC) (c)(d)	200,000	200,000
Ep Machuca Lp Participating VRDN Series MIZ 91 04, 3.47% 11/4/2024 (Liquidity Facility Mizuho Cap. Markets LLC) (c)(d)(g)	200,000	200,000
Texas Affordable Hsg. Corp. Multi-family Hsg. Rev. Participating VRDN Series MIZ 91 24, 3.47% 11/12/24 (Liquidity Facility Mizuho Cap. Markets LLC) (c)(d)(g)	1,300,000	1,300,000
		1,700,000
Transportation - 0.4%
Austin Tex Airport Sys Series 2019, 5% 11/15/2024 (b)	125,000	125,124
Austin Tex Airport Sys Series 2022, 5% 11/15/2025 (b)	105,000	107,117
City of Houston TX Airport System Revenue 5% 7/1/2025 (b)	500,000	505,617
North TX Twy Auth Rev 5% 1/1/2026	65,000	66,931
		804,789
Water & Sewer - 0.5%
San Antonio TX Wtr Rev Series 2013 F, 1% tender 5/1/2043 (c)	1,000,000	939,945
TOTAL TEXAS		27,420,226
UTAH - 0.5%
Health Care - 0.1%
Utah Cnty Utah Hosp Rev (Ihc Health Services Inc Proj.) Series 2020B 2, 5% tender 5/15/2060 (c)	160,000	164,896
Housing - 0.1%
UT Hsg Corp Multifamily Rev Series 2024, 3.7% tender 8/1/2043 (c)	235,000	238,307
Synthetics - 0.2%
Salt Lake City UT Arpt Rev Participating VRDN 4.5% 7/1/2047 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(d)	300,000	300,000
Transportation - 0.1%
Salt Lake City UT Arpt Rev Series 2023A, 5% 7/1/2025 (b)	40,000	40,440
Salt Lake City UT Arpt Rev Series 2023A, 5% 7/1/2027 (b)	60,000	62,886
		103,326
TOTAL UTAH		806,529
VIRGINIA - 1.7%
Electric Utilities - 0.1%
Halifax Cnty VA Indl Dev Auth Pollution Ctl Rev (Virginia Electric And Power Co Proj.) 3.8% tender 12/1/2041 (c)	135,000	138,340
Escrowed/Pre-Refunded - 0.4%
Southampton County Industrial Development Authority Series 2023, 4.875% tender 11/1/2053 (b)(c)	800,000	799,860
Synthetics - 1.2%
Lynchburg Economic Development Authority Participating VRDN Series 2018 XL0075, 3.45% 1/1/2055 (Liquidity Facility JP Morgan Chase Bank NA) (c)(d)	2,000,000	2,000,000
Nat'l. Sr Campuses Participating VRDN Series 2022 028, 3.5% 11/12/2024 (Liquidity Facility Barclays Bank PLC) (c)(d)	400,000	400,000
		2,400,000
TOTAL VIRGINIA		3,338,200
WASHINGTON - 0.7%
General Obligations - 0.1%
State of Washington Gen. Oblig. Series R 2015E, 5% 7/1/2025	270,000	271,283
Housing - 0.1%
Seattle Wash Hsg Auth Rev Series 2023, 5% 6/1/2027	80,000	82,907
Washington St Hsg Fin Commn Multifamily Hsg Rev Series 2023, 5% tender 12/1/2043 (c)	135,000	139,541
		222,448
Transportation - 0.3%
Port Seattle WA Rev 5% 2/1/2025	120,000	120,729
Port Seattle WA Rev Series 2018A, 5% 5/1/2027 (b)	250,000	261,097
Port Seattle WA Rev Series 2022B, 5% 8/1/2025 (b)	150,000	151,988
Port Seattle WA Rev Series 2022B, 5% 8/1/2026 (b)	95,000	98,262
		632,076
Water & Sewer - 0.2%
King Cnty WA Swr Rev 0.875% tender 1/1/2042 (c)	325,000	315,473
TOTAL WASHINGTON		1,441,280
WEST VIRGINIA - 0.2%
Health Care - 0.2%
West Virginia St Hosp Fin Auth Hosp Rev (West Virginia United Health Sy Stem Proj.) Series 2018 E, 3.76% 6/1/2033 VRDN (c)	350,000	350,000
WISCONSIN - 2.6%
Education - 0.2%
Wisconsin St Health & Edl Facs Auth Rev (Marquette University, WI Proj.) 5% 10/1/2025	360,000	367,096
Escrowed/Pre-Refunded - 0.5%
Wisconsin Health & Educational Facilities Authority Series 2016 A, 4% 11/15/2046 (Pre-refunded to 5/15/2026 at 100)	885,000	903,993
General Obligations - 0.1%
Milwaukee WI Gen. Oblig. 2% 3/1/2027	190,000	183,285
Health Care - 1.0%
Public Fin Auth Wis Health Care Sys Rev (Cone Health Proj.) 5% 10/1/2024	280,000	280,000
Wisconsin St Health & Edl Facs Auth Rev (Advocate Health Care Network Proj.) 5% tender 8/15/2054 (c)	330,000	340,883
Wisconsin St Health & Edl Facs Auth Rev (Marshfield Clinic Proj.) Series 2024 A, 5% 2/15/2025	400,000	401,778
Wisconsin St Health & Edl Facs Auth Rev (Marshfield Clinic Proj.) Series 2024 A, 5% 2/15/2026	400,000	408,797
Wisconsin St Health & Edl Facs Auth Rev (Marshfield Clinic Proj.) Series 2024 A, 5% 2/15/2028	525,000	556,108
		1,987,566
Housing - 0.1%
Wisconsin Hsg & Eda Hsg Rev (Wi Mhsg Rev 2007 Proj.) Series 2023 E, 3.875% tender 11/1/2054 (c)	115,000	116,100
Industrial Development - 0.2%
Wisconsin St Health & Edl Facs Auth Rev (WI Forensic Science Proj Proj.) Series 2024, 5% 8/1/2027 (f)	340,000	349,582
Transportation - 0.5%
Milwaukee Cnty WI Arpt Rev Series 2023 A, 5% 12/1/2024 (b)	125,000	125,215
Milwaukee Cnty WI Arpt Rev Series 2023B, 5% 12/1/2025 (b)	800,000	815,284
		940,499
TOTAL WISCONSIN		4,848,121
WYOMING - 1.1%
Electric Utilities - 1.1%
Lincoln Cnty Wyo Environmental Impt Rev (Pacificorp Proj.) Series 1995, 3.65% 11/1/2025 VRDN (b)(c)	900,000	900,000
Lincoln Cnty Wyo Pcr (Pacificorp Proj.) 3.6% 11/1/2024 VRDN (c)	100,000	100,000
Sweetwater Cnty WY Env Imp Rev (Pacificorp Proj.) 4.5% 11/1/2025 VRDN (b)(c)	700,000	700,000
Sweetwater Cnty WY Pcr (Pacificorp Proj.) 3.6% 11/1/2024 VRDN (c)	400,000	400,000
		2,100,000
TOTAL WYOMING		2,100,000
TOTAL MUNICIPAL SECURITIES (Cost $190,186,881)		190,610,533

Money Market Funds - 3.4%
	Yield (%)	Shares	Value ($)
Fidelity Municipal Cash Central Fund (i)(j) (Cost $6,628,872)	3.50	6,627,547	6,628,872

TOTAL INVESTMENT IN SECURITIES - 102.4% (Cost $196,815,753)	197,239,405
NET OTHER ASSETS (LIABILITIES) - (2.4)%	(4,556,834)
NET ASSETS - 100.0%	192,682,571

Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Provides evidence of ownership in one or more underlying municipal bonds. Coupon rates are determined by re-marketing agents based on current market conditions.
(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,038,349 or 1.1% of net assets.

(g)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $7,414,268 or 3.7% of net assets.

(h)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(i)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Central Fund.
(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
California Statewide Cmntys Dev Auth Multi-family Hsg Rev Participating VRDN Series Floater MIZ 91 13, 3.47% 11/4/2024 (Liquidity Facility Mizuho Cap. Markets LLC)	6/22/23	800,000

Ep Machuca Lp Participating VRDN Series MIZ 91 04, 3.47% 11/4/2024 (Liquidity Facility Mizuho Cap. Markets LLC)	8/05/22	200,000

Indiana Fin Auth Exempt Fac Rev Series 2024 MS0022, 3.65% tender 3/1/2054 (Liquidity Facility Morgan Stanley Bank NA)	2/12/24	2,000,000

Miami Dade County Hsg Multifamily Hsg Rev Participating VRDN Series Floater MIZ 90 87, 3.47% 11/4/2024 (Liquidity Facility Mizuho Cap. Markets LLC)	1/27/22	200,000

Nat Fin Auth NH Specialty Bonds Series MS 00 23, 3.45%, tender 11/7/24 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah)	4/16/24	600,000

San Francisco City & County Multi-family Hsg Rev Participating VRDN Series MIZ 91 15, 3.47% 11/4/2024 (Liquidity Facility Mizuho Cap. Markets LLC)	12/19/22 - 1/30/23	2,200,000

Steele Duncan Plaza LLC Participating VRDN Series MIZ 91 03, 3.47% 11/4/2024 (Liquidity Facility Mizuho Cap. Markets LLC)	8/11/22	114,268

Texas Affordable Hsg. Corp. Multi-family Hsg. Rev. Participating VRDN Series MIZ 91 24, 3.47% 11/12/24 (Liquidity Facility Mizuho Cap. Markets LLC)	1/27/23	1,300,000

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Municipal Cash Central Fund	4,769,000	31,167,623	29,308,235	136,697	484	-	6,628,872	0.3%
Total	4,769,000	31,167,623	29,308,235	136,697	484	-	6,628,872

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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